SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Due From Employees Interest Rate Stated Percentage	4.00%
Net Realized and Unrealized Gain (Loss) on Trading Securities	$ 909	$ 987	$ 957
Impairment of available for sale marketable securities	$ 0	$ 0	$ 700